Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
Basic and diluted earnings per share of common stock for the three months ended March 31, 2026 have been computed as follows (in thousands, except share and per share amounts):

Three Months Ended March 31, 2026
Basic net (loss) income per share:
Numerator:
Net (loss) income	$(27,414)
Less: Net (loss) income attributable to non-controlling interests and LLC members prior to IPO	$(4,056)

Net (loss) income attributable to SOLV Energy, Inc., basic and diluted	(23,358)
Denominator:
Weighted average shares of common stock outstanding, basic	115,348,571
Net (loss) income per share, basic	$(0.20)

Diluted net (loss) income per share:
Numerator:
Net (loss) income attributable to SOLV Energy, Inc., basic and diluted	$(23,358)
Denominator:
Weighted average shares of common stock outstanding, basic	115,348,571
Effect of dilutive securities:
Vested LLC Interests Attributable to Continuing Equity Owners	—
Unvested LLC Interests Attributable to Management Holdings	—
Restricted Stock Awards	—
Stock Options	—

Weighted averages shares of common stock, diluted	115,348,571
Net (loss) income per share, diluted	$(0.20)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the computation of diluted net loss per share for the period presented because their effect on net loss per share would have been anti-dilutive:

Three Months Ended March 31, 2026
Vested LLC Interests Attributable to Continuing Equity Owners	81,132,471
Unvested LLC Interests Attributable to SOLV Energy Management Holdings LP	5,995,666
Restricted Stock Awards	257,400
Stock options	3,072,538